Inventories - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory [Line Items]
Consigned inventory value					$ 2,400,000	$ 0
Provision for excess and obsolete inventory					20,500,000	1,500,000	4,100,000
Inventory valuation allowance	12,300,000	255,000	12,358,895	264,567	20,537,341	2,691,787	4,451,542
Provision for losses on purchase	270,000	0	264,567	0	8,500,000
Net of inventory allowances	29,000,000		29,000,000		19,700,000	4,300,000
accrued purchase commitments					5,800,000
Restructuring Charges [Member]
Inventory [Line Items]
Provision for excess and obsolete inventory						898,000
Inventory valuation allowance					$ 19,200,000